EXPLORATION AND EVALUATION INTERESTS (Tables)	12 Months Ended
Dec. 31, 2021
EXPLORATION AND EVALUATION INTERESTS
Exploration and Evaluation Assets

Exploration and evaluation assets

	Eskay	Snip	Total
Balance, December 31, 2019	$250	$1,587	$1,837
Adjust closure liability (Note 15)	—	305	305
Land costs[1]	72,932	—	72,932
Balance, December 31, 2020	$73,182	$1,892	$75,074
Adjust closure liability (Note 15)	787	(805)	(18)
Additions	475	—	475
Balance, December 31, 2021	$74,444	$1,087	$75,531

(1)	Land costs relate to the purchase of the Eskay from Barrick, through the issuance of shares and warrants during the year ended December 31, 2020. The total additions to exploration rights amounted to $72,164,000 with $768,000 relating to legal fees for the completion of this acquisition.

Exploration and evaluation expenses

Year ended December 31, 2021	Eskay	Snip	Total
Claim renewals and permits	$476	$86	$562
Fieldwork, camp support	17,366	4,513	21,879
Camp and safety	5,652	604	6,256
Transportation and logistics	6,746	2,778	9,524
Equipment rental	9,591	925	10,516
Assays and analysis/storage	3,977	907	4,884
Community relations	82	—	82
Drilling	10,517	7,041	17,558
Environmental studies	5,522	767	6,289
Geology, geophysics, and geochemical	12,927	1,832	14,759
Fuel	2,704	921	3,625
Helicopter	3,584	3,994	7,578
Electrical	1,065	628	1,693
Metallurgy	996	11	1,007
Depreciation (Note 11)	1,695	—	1,695
Accretion (Note 14)	68	—	68
Share-based payments (Note 12)	2,098	1,060	3,158
METC and government sales tax recovery	(3,681)	—	(3,681)
Total for the year	$81,385	$26,067	$107,452

Year ended December 31, 2020	Eskay	Snip	Total
Claim renewals and permits	$257	$61	$318
Fieldwork, camp support	8,043	567	8,610
Camp and safety	4,279	47	4,326
Transportation and logistics	8,729	531	9,260
Equipment rental	4,997	486	5,483
Assays and analysis/storage	2,224	50	2,274
Community relations	121	13	134
Drilling	16,015	1,023	17,038
Environmental studies	3,576	664	4,240
Geology, geophysics, and geochemical	7,758	602	8,360
Fuel	2,306	110	2,416
Helicopter	4,807	570	5,377
Electrical	54	8	62
Metallurgy	504	6	510
Depreciation (Note 11)	236	—	236
Accretion (Note 14)	60	—	60
Share-based payments (Note 12)	1,647	107	1,754
Total for the year	$65,613	$4,845	$70,458